Note 21 - Supplemental Cash Flow Information - Cash Flow Changes in Operating Asset and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Trade accounts receivable	$ 143	$ 3,733	$ (135)
Other accounts receivable	(7,098)	(2,547)	(451)
Prepaid expenses and other	(5,029)	(5,942)	(4,466)
Inventory	99	(345)	74
Accounts payable	(686)	1,768	(1,065)
Accrued liabilities	(999)	3,265	2,570
Income taxes payable	3,835	(1,550)	(2,423)
Operating leases	283	546
Deferred revenue	5,877	(4,184)	2,047
Increase (Decrease) in Operating Capital, Total	$ (3,575)	$ (5,256)	$ (3,849)